Reverse acquisition (Detail Textuals) (Exchange Agreement (the "Reverse Acquisition"), DelMar Pharmaceuticals (BC) Ltd., USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 25, 2013 Common stock	Jan. 25, 2013 Common stock Stock Options	Jan. 25, 2013 United States Residents Common stock	Jan. 25, 2013 Canadian Residents Common stock
Schedule Of Reverse Acquisition [Line Items]
Number of shares issued and outstanding in exchange for transfer to Exchangeco		13,070,000		4,340,417	8,729,583
Number of common stock called by warrants		3,360,000
Number of common stock purchased for options			1,020,000
Percentage of outstanding shares of common stock		80.10%
Fair value of the shares issued		$ 1,690,004
Recapitalization loss on reverse acquisition	$ 3,731,684